PROMISSORY NOTES	12 Months Ended
Jan. 31, 2024
Debt Disclosure [Abstract]
PROMISSORY NOTES [Text Block]

11. PROMISSORY NOTES

Transaction costs related to the issuance of convertible promissory notes are apportioned to their respective financial liability and equity components (if applicable) in proportion to the allocation of proceeds as a reduction to the carrying amount of each component.

When valuing the financial liability component of the promissory notes, the Company used specific interest rates assuming no conversion features existed. The resulting liability component is accreted to its face value over the convertible note's term until its maturity date.

a) Convertible promissory notes

A summary of the Company's convertible promissory notes denominated in US$ is as follows:

$
Balance, January 31, 2022	1,281,442
Payment	(41,600)
Interest expense	1,600
Effect of foreign exchange	(85,183)
Balance, January 31, 2024 and 2023	1,156,259

On June 13, 2018, the Company issued convertible promissory notes to the vendors that sold Eco Firma Farms, LLC ("EFF") to the Company in the aggregate principal amount of $2,000,000. The convertible promissory notes were convertible at $1.00 per common stock. The convertible promissory notes accrue interest at a rate of 4% per annum, compounded annually, and were fully due and payable on June 13, 2021. The Company is engaged in an ongoing dispute with the vendors over repayment (Note 20). On issuance, the Company determined the conversion feature was a derivative liability as the convertible promissory notes were exercisable in US$ while the functional currency of the Company is Canadian dollars. On June 13, 2021, the conversion feature expired and as a result the fair value of the conversion feature is $nil.

b) Promissory note payable

A summary of the Company's promissory note payable denominated in US$ is as follows:

$
Balance, January 31, 2022	8,106,667
Repayments	(6,080,000)
Balance, January 31, 2023	2,026,667
Repayments	(2,026,667)
Balance, January 31, 2024	-

The promissory note payable was issued to the Company's CEO, Sonny Newman in connection with the acquisition of Silver State Cultivation LLC and Silver State Relief LLC in January 2019. During the year ended January 31, 2024 the promissory note was fully repaid. Interest expense on the promissory note payable during the year ended January 31, 2024 was $35,210 (2023 - $455,091). Interest paid during the year ended January 31, 2024 was $51,562 (2023 - $504,147).